Fees Summary	Apr. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,817,000
Previously Paid Amount	0.00
Total Fee Amount	2,268.48
Total Offset Amount	0.00
Net Fee	2,268.48
Narrative - Max Aggregate Offering Price	$ 14,817,000
Final Prospectus	true